ACCOUNTS PAYABLE AND ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

5. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

As of December 31, 2023 and 2022, the balance of accounts payable was $101,406 and $122,958, respectively, and related primarily to expenses relating to professional services, construction, SEC filings, outstanding legal expenses and share transfer expenses.

As of December 31, 2023 and 2022, the balance of accrued expenses was $0 and $1,808,092, respectively, and related primarily to expenses relating to payroll taxes from the salary and payroll accrual for development and administration team. During the six months ended December 31, 2023, there had been no payroll paid to accrue for payroll taxes and salaries due, which are reported in “Due to Related Party.”

5. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

As of June 30, 2023 and 2022, the balance of accounts payable was $44,859 and $29,375, respectively, and related primarily to expenses relating to SEC filings, outstanding legal expenses and share transfer expenses.

As of June 30, 2023 and 2022, the balance of accrued expenses was $118,860 and $-0-, respectively, and related primarily to expenses relating to salary and payroll accrual for development and administration team.

The current portion of operating lease liabilities of $87,465 is included in the accrued expenses as of June 30, 2023.